Stockholders Equities Exercise Prices (Details) (USD $)	Jun. 30, 2012
Options Exercise Price Range minimum	$ 0.12
Options Exercise Price Range maximum	$ 5.40
Weighted average remaining contractual life of options outstanding	1.47
Intrinsic value of exercisable options	$ 0
Warants exercise price range minimum	$ 0.12
Warants exercise price range maximum	$ 3.60
Weighted average remaining contractual life of warrants outstanding	3.95
Intrinsic value of warrants exercisable	$ 11,321